Securitisations and Covered Bonds (Tables)	12 Months Ended
Dec. 31, 2019
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Analysis of Securitisations and Covered Bonds
The Santander UK group’s principal securitisation programmes and covered bond programme, together with the balances of the advances subject to securitisation (or for the covered bond programme assigned) and the carrying value of the notes in issue at 31 December 2019 and 2018 are listed below.

	Gross assets		External notes in issue		Notes issued to Santander UK plc/subsidiaries as collateral
	2019 £m	2018 £m	2019 £m	2018 £m	2019 £m	2018 £m
Mortgage-backed master trust structures:
- Holmes	4,262	4,414	1,931	3,182	463	463
- Fosse	3,708	4,646	295	199	1,404	34
- Langton	3,076	3,034	0	—	2,354	2,354

	11,046	12,094	2,226	3,381	4,221	2,851

Other asset-backed securitisation structures:
- Motor	490	1,055	324	738	197	374
- Auto ABS UK Loans	1,532	1,468	1,229	1,212	368	316

	2,022	2,523	1,553	1,950	565	690

Total securitisation programmes	13,068	14,617	3,779	5,331	4,786	3,541

Covered bond programmes:
- Euro 35bn Global Covered Bond Programme	23,323	21,578	19,004	18,653	0	—

Total securitisation and covered bond programmes	36,391	36,195	22,783	23,984	4,786	3,541

Less: held by Santander UK group:
- Euro 35bn Global Covered Bond Programme			0	(539)

Total securitisation and covered bond programmes (See Note 25)			22,783	23,445

Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme
The following table sets out the internal and external issuances and redemptions in 2019 and 2018 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	2019 £bn	2018 £bn	2019 £bn	2018 £bn	2019 £bn	2018 £bn	2019 £bn	2018 £bn
Mortgage-backed master trust structures:
- Holmes	0	0.1	0	1.8	0	—	1.1	0.1
- Fosse	1.4	—	0.1	—	0	—	0	0.4
Other asset-backed securitisation structures:
- Motor	0	—	0	—	0.2	0.1	0.4	0.1
- Auto ABS UK Loans	0.1	—	0.2	0.4	0.1	—	0.2	0.4
Covered bond programme	0	—	2.9	4.3	0.5	0.5	1.5	1.9

	1.5	0.1	3.2	6.5	0.8	0.6	3.2	2.9